Securities Act Registration No. 333-204808

Investment Company Act Registration No. 811-23066

As filed with the Securities and Exchange Commission on January 19, 2017

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

◻	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 37

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 40

(Check appropriate box or boxes.)

Northern Lights Fund Trust IV

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68154

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	James P. Ash, Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2619 (phone) (631) 813-2884 (fax)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

(  ) Immediately upon filing pursuant to paragraph (b)

(X) On February 17, 2017 pursuant to paragraph (b)

(  ) 60 days after filing pursuant to paragraph (a)(1)

(  ) On (date) pursuant to paragraph (a)(1)

(  ) 75 days after filing pursuant to paragraph (a)(2)

(  ) On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 21 to its Registration Statement until February 17, 2017. Post-Effective Amendment No. 21 to the Trust’s Registration Statement relates to the Affinity World Leaders Equity ETF (formerly known as Affinity Global Franchise ETF) and Anfield Capital Diversified Alternatives ETF (formerly known as Anfield Capital Diversified Liquid Alternatives ETF). Parts A, B and C of Registrant’s Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940, filed on October 6, 2016, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hauppauge, State of New York, on the 19th day of January, 2017.

Northern Lights Fund Trust IV

By: /s/ Wendy Wang

Wendy Wang, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities indicated on January 19, 2017.

Name	Title
Joseph Breslin*	Trustee
Thomas Sarkany*	Trustee
Ira Rothblut*	Trustee
Charles Ranson*	Trustee
Wendy Wang*	President and Principal Executive Officer
Sam Singh*	Treasurer and Principal Financial Officer

*By: _/s/ Wendy Wang

Wendy Wang

Attorney-in-Fact